RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right Of Use Asset And Lease Liability
Cash outflow for leases	$ 138,902
Weighted average discount rate	11.30%
Average remaining life of leases	68 months 4 days